SUPPLEMENTAL CASH FLOW INFORMATION (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Apr. 29, 2024	Dec. 31, 2023
Disclosure of restricted cash [line items]
Cash and cash equivalents	$ 793,435	$ 202,180		$ 125,581
Sierra Madre [Member]
Disclosure of restricted cash [line items]
Loan amount			$ 5,000
Loan interest rate			15.00%
Held in-trust as bonds for tax audits in Mexico [Member]
Disclosure of restricted cash [line items]
Cash and cash equivalents	$ 8,200	$ 1,500